Operating Segments (Schedule of Revenues from Company's Operation in Italy and Spain) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	€ 9,645	€ 18,988	€ 18,117
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	1,066	1,133	1,041
Netherland [Member]
Disclosure of geographical areas [line items]
Revenue	6,002	4,786	4,483
Italy [Member]
Disclosure of geographical areas [line items]
Revenue		10,082	9,560
Spain [Member]
Disclosure of geographical areas [line items]
Revenue	€ 2,577	€ 2,987	€ 3,033